SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION.
Schedule of assumptions

Year ended,
December 31, 2021
RMB
Risk-free rate of interest	2.76%
Estimated volatility rate	67.27%
Dividend yield	5.10%
Expected life (years)	5.00
Exercise price	USD 0.00001

Summary of option activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contract Life	Intrinsic Value
		USD	Years	RMB
Options outstanding at January 1, 2021	7,611,387	0.00001	6.20	292,734
Options granted in 2021	2,400	0.00001	9.64	175
Options converted in 2021	10,264,366	0.00001	8.89	749,915
Options forfeited in 2021	(348,236)	0.00001	5.84	(25,442)
Options exercised in 2021	(4,584,580)	0.00001	4.94	(334,949)
Options outstanding at December 31, 2021	12,945,337	0.00001	8.03	945,786
Options exercisable at December 31, 2021	4,051,903	0.00001	7.01	296,032
Options vested or expected to be vested at December 31, 2021	12,945,337	0.00001	8.03	945,786

Summary of the restricted shares

		Weighted-Average
	Number of	Grant-Date
	Restricted Shares	Fair Value
Outstanding at January 1, 2021	16,321,820	40.07
Granted	3,102,418	68.45
Converted	(10,264,366)	40.84
Forfeited	(749,794)	38.39
Vested	(1,448,632)	37.06
Outstanding at December 31, 2021	6,961,446	52.38

Schedule of compensation costs

	Year ended,	Year ended,
	December 31, 2020	December 31, 2021
	RMB	RMB
Facilitation, origination and servicing expenses	72,192	75,209
Sales and marketing expenses	8,164	12,340
General and administrative expenses	220,805	166,373
Total	301,161	253,922